SEGMENT REPORTING - Summary (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment reporting as per business segments
Net sales	R$ 46,159,478	R$ 36,917,619	R$ 37,651,667
Cost of sales	(40,010,100)	(33,312,995)	(34,187,941)
GROSS PROFIT	6,149,378	3,604,624	3,463,726
Selling, general and administrative expenses	(1,662,794)	(1,654,908)	(2,239,028)
Other operating income (expenses)	(34,992)	91,731	127,847
Impairment of assets		(1,114,807)	(2,917,911)
Results in operations with subsidiaries and associate company	(414,507)	(721,682)	(58,223)
Reversal of provision for tax liabilities, net		929,711
Equity in earnings of unconsolidated companies	10,141	(34,597)	(12,771)
INCOME (LOSS) BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	4,047,226	1,100,072	(1,636,360)
Financial result, net	(1,889,795)	(1,143,348)	(945,255)
INCOME (LOSS) BEFORE TAXES	2,157,431	(43,276)	(2,581,615)
Income and social contribution taxes	168,951	(295,391)	(304,314)
Net income (loss)	2,326,382	(338,667)	(2,885,929)
Depreciation/amortization	1,891,814	2,092,551	2,535,955
Investments in associates and jointly-controlled entities	1,367,802	1,280,299	798,844	R$ 1,392,882
Total assets	51,281,029	50,301,761	54,635,141
Total liabilities	25,342,458	26,407,820	30,360,488
Operating Segments | Brazil
Segment reporting as per business segments
Net sales	15,745,161	12,562,727	11,634,862
Cost of sales	(13,044,433)	(10,996,383)	(10,405,078)
GROSS PROFIT	2,700,728	1,566,344	1,229,784
Selling, general and administrative expenses	(564,031)	(539,613)	(678,369)
Other operating income (expenses)	(33,814)	(11,513)	2,111
Impairment of assets		(45,279)
Equity in earnings of unconsolidated companies	(1,700)
INCOME (LOSS) BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	2,101,183	969,939	553,526
Financial result, net	(442,966)	(564,397)	(603,373)
INCOME (LOSS) BEFORE TAXES	1,658,217	405,542	(49,847)
Income and social contribution taxes	(410,651)	(103,263)	13,140
Net income (loss)	1,247,566	302,279	(36,707)
Depreciation/amortization	951,826	909,333	952,848
Investments in associates and jointly-controlled entities	3,250
Total assets	17,473,039	17,051,262	18,672,770
Total liabilities	8,072,380	9,592,948	10,761,705
Operating Segments | North America
Segment reporting as per business segments
Net sales	19,927,390	15,433,380	15,430,814
Cost of sales	(18,164,834)	(14,823,590)	(14,514,789)
GROSS PROFIT	1,762,556	609,790	916,025
Selling, general and administrative expenses	(607,581)	(569,696)	(778,218)
Other operating income (expenses)	19,114	29,113	26,223
Impairment of assets		(1,069,528)	(2,779,146)
Equity in earnings of unconsolidated companies	(77,872)	(111,581)	(46,917)
INCOME (LOSS) BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	1,096,217	(1,111,902)	(2,662,033)
Financial result, net	(37,351)	(46,184)	(63,654)
INCOME (LOSS) BEFORE TAXES	1,058,866	(1,158,086)	(2,725,687)
Income and social contribution taxes	(224,897)	201,807	133,818
Net income (loss)	833,969	(956,279)	(2,591,869)
Depreciation/amortization	511,154	684,121	874,299
Investments in associates and jointly-controlled entities	301,271	346,080	303,526
Total assets	14,659,926	14,872,755	16,459,784
Total liabilities	4,935,210	3,315,546	3,407,444
Operating Segments | South America
Segment reporting as per business segments
Net sales	3,801,210	4,025,736	4,775,598
Cost of sales	(3,230,952)	(3,523,394)	(4,103,231)
GROSS PROFIT	570,258	502,342	672,367
Selling, general and administrative expenses	(136,707)	(202,862)	(253,177)
Other operating income (expenses)	(11,421)	11,260	41,396
Impairment of assets			(138,765)
Equity in earnings of unconsolidated companies	51,648	41,554	16,366
INCOME (LOSS) BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	473,778	352,294	338,187
Financial result, net	(117,270)	(74,301)	(96,822)
INCOME (LOSS) BEFORE TAXES	356,508	277,993	241,365
Income and social contribution taxes	(86,667)	(123,552)	(107,124)
Net income (loss)	269,841	154,441	134,241
Depreciation/amortization	88,537	155,038	182,672
Investments in associates and jointly-controlled entities	701,233	584,898	404,522
Total assets	4,421,487	5,208,265	5,582,926
Total liabilities	1,053,007	1,711,963	1,651,590
Operating Segments | Special Steel
Segment reporting as per business segments
Net sales	8,158,626	6,228,543	6,884,733
Cost of sales	(7,064,608)	(5,301,172)	(6,238,749)
GROSS PROFIT	1,094,018	927,371	645,984
Selling, general and administrative expenses	(186,037)	(166,656)	(284,962)
Other operating income (expenses)	10,081	14,989	14,166
Equity in earnings of unconsolidated companies	15,629	15,460
INCOME (LOSS) BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	933,691	791,164	375,188
Financial result, net	(112,109)	(122,837)	(148,313)
INCOME (LOSS) BEFORE TAXES	821,582	668,327	226,875
Income and social contribution taxes	(191,386)	(192,902)	(64,348)
Net income (loss)	630,196	475,425	162,527
Depreciation/amortization	340,297	344,059	526,136
Investments in associates and jointly-controlled entities	213,899	199,647
Total assets	8,825,830	8,834,041	11,970,202
Total liabilities	1,736,085	2,753,091	6,519,255
Eliminations and Adjustments
Segment reporting as per business segments
Net sales	(1,472,909)	(1,332,767)	(1,074,340)
Cost of sales	1,494,727	1,331,544	1,073,906
GROSS PROFIT	21,818	(1,223)	(434)
Selling, general and administrative expenses	(168,438)	(176,081)	(244,302)
Other operating income (expenses)	(18,952)	47,882	43,951
Results in operations with subsidiaries and associate company	(414,507)	(721,682)	(58,223)
Reversal of provision for tax liabilities, net		929,711
Equity in earnings of unconsolidated companies	22,436	19,970	17,780
INCOME (LOSS) BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	(557,643)	98,577	(241,228)
Financial result, net	(1,180,099)	(335,629)	(33,093)
INCOME (LOSS) BEFORE TAXES	(1,737,742)	(237,052)	(274,321)
Income and social contribution taxes	1,082,552	(77,481)	(279,800)
Net income (loss)	(655,190)	(314,533)	(554,121)
Investments in associates and jointly-controlled entities	148,149	149,674	90,796
Total assets	5,900,747	4,335,438	1,949,459
Total liabilities	9,545,776	9,034,272	8,020,494
Eliminations and Adjustments | Brazil
Segment reporting as per business segments
Net sales	(1,280,770)	(1,216,526)	(885,050)
Eliminations and Adjustments | North America
Segment reporting as per business segments
Net sales	(84,335)	(59,478)	(90,267)
Eliminations and Adjustments | South America
Segment reporting as per business segments
Net sales	(4,988)	(6,490)	(6,386)
Eliminations and Adjustments | Special Steel
Segment reporting as per business segments
Net sales	R$ (102,816)	R$ (50,273)	R$ (92,637)